Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings per Share
Net earnings attributable to shareholders of Fairfax	$ 1,147.2	$ 3,401.1
Preferred share dividends	(45.2)	(44.5)
Net earnings attributable to common shareholders - basic and diluted	$ 1,102.0	$ 3,356.6
Weighted average common shares outstanding - basic (in shares)	23,637,824	25,953,114
Share-based payment awards (in shares)	1,702,599	1,503,931
Weighted average common shares outstanding - diluted (in shares)	25,340,423	27,457,045
Net earnings per common share - basic (in dollars per share)	$ 46.62	$ 129.33
Net earnings per common share - diluted (in dollars per share)	$ 43.49	$ 122.25